LEASES - Schedule of Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Leases [Abstract]
Operating lease expenses	$ 8,241	$ 9,552
Variable lease expenses	6,430	5,566
Short-term lease expenses	225	213
Total lease expenses	$ 14,896	$ 15,331